SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 segment	Dec. 31, 2015 segment
Segment reporting
Number of operating segments | segment				2	1
Product sales	$ 446,103	$ 398,151	$ 243,626
Cost of revenues	239,393	221,997	146,029
Total	446,103	398,151	243,626
Cost of Product Sales	239,393	221,997	146,029
Gross profit	206,710	176,154	97,597
Unallocated operating expenses	222,822	172,299	113,649
Loss from operations	(16,112)	3,855	(16,052)
Foreign Currency Transaction Gain (Loss), Unrealized	(1,132)	1,407	129
Interest income	59	103	297
Interest expense	(13)	(92)	(66)
Change in fair value of convertible promissory notes			(14,591)
Other income, net	39,322	12,898	283
(Loss) / Income before income taxes and share of income and gain from equity method investment	23,256	16,764	(947)
Product sales
Segment reporting
Product sales	435,170	382,075	236,705
Cost of revenues	235,237	211,430	144,061
Total	435,170	382,075	236,705
Cost of Product Sales	235,237	211,430	144,061
Gross profit	199,933	170,645	92,644
Services and others
Segment reporting
Product sales	10,933	16,076	6,921
Cost of revenues	4,156	10,567	1,968
Total	10,933	16,076	6,921
Cost of Product Sales	4,156	10,567	1,968
Gross profit	$ 6,777	$ 5,509	$ 4,953